CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 5,393,037	$ 784,384	¥ 4,148,808	¥ 3,390,275
Operating expenses:
Cost of products	(2,034,852)	(295,957)	(1,917,467)	(1,921,856)
Fulfillment	(1,262,302)	(183,594)	(818,173)	(540,857)
Sales and marketing	(1,338,970)	(194,745)	(910,843)	(658,819)
Technology and content	(268,973)	(39,121)	(140,689)	(95,638)
General and administrative	(154,845)	(22,521)	(116,554)	(88,274)
Other operating income, net	22,678	3,298	11,250	5,235
Total operating expenses	(5,037,264)	(732,640)	(3,892,476)	(3,300,209)
Income from operations	355,773	51,744	256,332	90,066
Other income (expenses):
Interest income	8,017	1,166	13,350	11,869
Interest expense	(13,058)	(1,899)	(4,252)	0
Gain on disposal of investment	0	0	5,464	0
Impairment loss of investments	(9,021)	(1,312)	(6,227)	0
Exchange gain (loss)	(5,991)	(871)	(21)	320
Income before income tax and share of loss in equity method investment	335,720	48,828	264,646	102,255
Income tax expense	(64,953)	(9,447)	(54,251)	(16,831)
Share of loss in equity method investment	(996)	(145)	(1,265)	0
Net Income	269,771	39,236	209,130	85,424
Net (income) loss attributable to noncontrolling interests	(59)	(9)	(264)	1,209
Net income attributable to ordinary shareholders of Baozun Inc.	¥ 269,712	$ 39,227	¥ 208,866	¥ 86,633
Net income per share attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	¥ 1.59	$ 0.23	¥ 1.29	¥ 0.58
Diluted | (per share)	1.50	0.22	1.19	0.53
Net income per American depositary shares ("ADS") attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	4.76	0.69	3.87	1.74
Diluted | (per share)	¥ 4.51	$ 0.66	¥ 3.56	¥ 1.59
Weighted average shares used in calculating net income per ordinary share:
Basic	169,884,906	169,884,906	162,113,815	149,935,100
Diluted	179,327,029	179,327,029	176,115,049	163,926,674
Product [Member]
Net revenues
Total net revenues	¥ 2,516,862	$ 366,062	¥ 2,257,632	¥ 2,176,447
Service [Member]
Net revenues
Total net revenues	¥ 2,876,175	$ 418,322	¥ 1,891,176	¥ 1,213,828